RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
IPO [Member]
Sale of Stock, Price Per Share	$ 10.10
Minimum [Member]
Property, Plant and Equipment, Net	$ 5,000,001	$ 5,000,001